Loans and liquidity investments	12 Months Ended
Dec. 31, 2019
Loans and liquidity investments.
Loans and liquidity investments

Note 11. Loans and liquidity investments

	Dec 31,	Dec 31,
Skr mn	2019	2018
Loans:
Loans in the form of interest-bearing securities	43,627	36,781
Loans to credit institutions	27,010	27,725
Loans to the public	163,848	161,094
Less:
Cash collateral under the security agreements for derivative contracts(1)	-16,891	-16,374
Total loans	217,594	209,226

Liquidity investments:
Cash and cash equivalents	1,362	2,416
Cash collateral under the security agreements for derivative contracts(1)	—	—
Treasuries/government bonds	8,344	11,117
Other interest-bearing securities except loans	53,906	48,665
Total liquidity investments	63,612	62,198
of which issued by public authorities	13,452	15,110
(1)	Since 2019, SEK has excluded cash collateral under the security agreements for derivative contracts from the definition of liquidity investments. Comparative figures have been adjusted.

Difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2019	2018
Sum of amounts exceeding nominal	350	143
Sum of amounts falling below nominal	-39	-39

Volume Development, Lending

					of which the
					CIRR-system
Skr mn	2019		2018		2019	2018
Offers of long-term loans accepted	74,515		57,015		15,500	4,916
Undisbursed loans at year-end	52,150		50,814		47,868	47,664
Loans outstanding at year-end	217,594	(1)	209,226	(1)	76,120	69,922
(1)	Including concessionary loans in the amount of Skr 547 million (year-end 2018: Skr 663 million).

Outstanding loans as per business area

					of which the CIRR-system
	December 31,		December 31,		December 31,	December 31,
Skr mn	2019		2018		2019	2018
Lending to Swedish exporters	96,429		89,759		—	—
Lending to exporters’ customers	121,165		119,467		76,120	69,922
Total lending	217,594	(1)	209,226	(1)	76,120	69,922
(1)	Including concessionary loans in the amount of Skr 547 million (year-end 2018: Skr 663 million).